WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 34.8%
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$565,610
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	366,397
AT&T Inc., Senior Notes	2.250%	2/1/32	350,000	280,815
AT&T Inc., Senior Notes	2.550%	12/1/33	80,000	63,125
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	748,020
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	282,927
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	904,534
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	131,830
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	530,000	472,145
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	469,979
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	342,004
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	769,344
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	128,000	107,923
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	75,525

Total Diversified Telecommunication Services				5,580,178

Entertainment - 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	310,000	309,975
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	814,007
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	259,467

Total Entertainment				1,383,449

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	194,396
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	165,811
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	88,719

Total Interactive Media & Services				448,926

Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,580,000	4,517,853
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	437,386
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	123,123
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,877,181
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	318,564
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	181,275

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	1

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	4.150%	10/15/28	$1,530,000	$1,484,850
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	265,486
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	191,396
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	161,192
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	40,948
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	205,029
Fox Corp., Senior Notes	6.500%	10/13/33	380,000	399,323

Total Media				10,203,606

Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	479,131
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	86,299
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	2,350,000	2,182,547
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	244,619
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	202,940
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	140,000	137,930

Total Wireless Telecommunication Services				3,333,466

TOTAL COMMUNICATION SERVICES				20,949,625

CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.2%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	197,584
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	129,787
Hyundai Capital America, Senior Notes	5.950%	9/21/26	530,000	536,137	(a)
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	882,165

Total Automobiles				1,745,673

Broadline Retail - 0.5%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	613,792
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	313,280
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,557,622
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	701,586
Amazon.com Inc., Senior Notes	1.500%	6/3/30	160,000	132,375
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	159,695
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	150,959
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	51,717

Total Broadline Retail				3,681,026

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	306,350
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	38,278
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	75,764
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	127,042

See Notes to Schedule of Investments.

2	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp., Senior Notes	3.500%	3/1/27	$560,000	$539,681
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	153,288
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	288,500
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	222,485
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	44,983

Total Hotels, Restaurants & Leisure				1,796,371

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	5.200%	4/1/26	10,000	9,721

Specialty Retail - 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,081,499
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	756,261
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	38,700
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	164,666
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	24,278
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	399,908
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	204,180

Total Specialty Retail				2,669,492

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	396,224
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	369,364

Total Textiles, Apparel & Luxury Goods				765,588

TOTAL CONSUMER DISCRETIONARY				10,667,871

CONSUMER STAPLES - 1.8%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	218,305
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,018,023
Coca-Cola Co., Senior Notes	3.375%	3/25/27	590,000	569,280
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	420,000	418,321
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	48,923
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	73,482
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	56,436
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	249,707

Total Beverages				2,652,477

Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	746,960
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	141,693
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	123,004

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	3

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Staples Distribution & Retail - (continued)
Walmart Inc., Senior Notes	2.375%	9/24/29	$50,000	$44,681
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	90,248

Total Consumer Staples Distribution & Retail				1,146,586

Food Products - 0.2%
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	825,768	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	860,644

Total Food Products				1,686,412

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	118,471
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	238,075

Total Household Products				356,546

Personal Care Products - 0.3%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	750,000	712,733
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	390,000	360,619
Kenvue Inc., Senior Notes	5.350%	3/22/26	570,000	573,932
Kenvue Inc., Senior Notes	5.050%	3/22/28	780,000	785,342

Total Personal Care Products				2,432,626

Tobacco - 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	125,579
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,210,000	1,258,315
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	57,965
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,290,000	1,835,006
Altria Group Inc., Senior Notes	6.200%	2/14/59	115,000	117,327
BAT Capital Corp., Senior Notes	3.557%	8/15/27	303,000	286,578
BAT Capital Corp., Senior Notes	6.000%	2/20/34	420,000	415,788
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	190,000	186,853
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	261,703
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	220,000	216,764
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	150,000	146,622

Total Tobacco				4,908,500

TOTAL CONSUMER STAPLES				13,183,147

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	165,479
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	407,455
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,028,709
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	932,917
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	298,602
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	301,692	(a)

See Notes to Schedule of Investments.

4	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	1.995%	5/11/27	$260,000	$239,295
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	603,572
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	456,736
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	980,000	1,006,648	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,014,672
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	557,880
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	49,044	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,760,749
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	549,528
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,368,297
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	355,495
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	122,253
Devon Energy Corp., Senior Notes	5.600%	7/15/41	90,000	84,780
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	77,978
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	344,276
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	505,261
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	140,355
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,140,000	2,107,558
Energy Transfer LP, Senior Notes	4.500%	4/15/24	20,000	19,965
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	387,445
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	321,264
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,180,000	1,190,248
Energy Transfer LP, Senior Notes	4.950%	6/15/28	70,000	68,991
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	693,552
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	226,981
Energy Transfer LP, Senior Notes	6.250%	4/15/49	90,000	90,960
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,270,000	1,226,392
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	659,076
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	382,018
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	180,000	199,073
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	63,467
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	82,645
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	37,654
EOG Resources Inc., Senior Notes	4.150%	1/15/26	740,000	729,007
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	203,934
EQT Corp., Senior Notes	3.900%	10/1/27	660,000	625,043
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	529,882
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,611,745

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	5

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	$30,000	$26,045
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,039,156	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	562,332	(a)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	404,125
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	213,505
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	756,631
MPLX LP, Senior Notes	4.800%	2/15/29	540,000	529,304
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	143,732
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	223,968
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	56,000	56,208
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,733,447
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	872,808
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	467,615
ONEOK Inc., Senior Notes	5.550%	11/1/26	450,000	453,538
ONEOK Inc., Senior Notes	5.650%	11/1/28	710,000	722,809
ONEOK Inc., Senior Notes	5.800%	11/1/30	240,000	245,700
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	577,175	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	470,269
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	364,582
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,602,717	(a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	739,534
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	278,609
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	308,378
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	334,836
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	640,000	542,068	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	815,872	(a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	204,869
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	250,000	217,358	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,170,000	1,216,038
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	224,229
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	410,000	396,233
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,950,000	2,014,475
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	120,000	111,047
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	880,828
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	230,000	203,061
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	319,613

TOTAL ENERGY				44,101,287

See Notes to Schedule of Investments.

6	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 14.0%
Banks - 10.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$310,000	$304,590	(a)
Banco Santander SA, Senior Notes	2.746%	5/28/25	800,000	772,214
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,532,503	(b)
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,557,794
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	446,024
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	104,154	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	565,722	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	470,216	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	512,518	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,572,000	1,469,230	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. Term SOFR + 1.232%)	3.458%	3/15/25	660,000	659,479	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,140,000	1,081,077	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	1,500,000	1,427,102	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,990,000	1,871,345	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	240,000	193,870	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	457,035	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	704,751
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	315,421
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	978,669
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	884,345
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	456,339
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	573,896	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	255,242	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	530,000	511,388	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	7

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	$600,000	$574,569	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,290,000	1,281,558	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	366,415	(a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	890,000	910,344	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	338,349	(a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,770,144
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	43,197
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	75,607
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	630,000	532,896	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	360,199	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	770,104	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	1,840,000	1,725,428	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	1,620,000	1,546,798	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	623,688	(b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	630,000	619,040	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	660,245
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	628,975
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	175,372
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,140,000	1,104,662
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	266,455
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	110,880
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,630,000	2,580,158
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,094,459	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	$400,000	$381,244	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	205,265	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,430,000	1,427,264	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,117,538	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,091,003	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	510,000	434,267	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	700,000	671,236	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	429,758
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,570,119	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	2,200,000	2,163,113
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	827,626	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	599,155	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	3,410,000	3,389,394	(b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	1,180,000	1,127,753	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	1,270,000	1,229,001	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,773,831
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	1,690,000	1,689,257
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	667,252
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,120,000	3,119,433
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	333,521	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	328,802	(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	9

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$590,000	$589,497	(b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	940,000	941,675	(b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	436,971
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	210,092
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	436,768
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	725,062
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	380,000	383,913	(b)
US Bancorp, Senior Notes	1.450%	5/12/25	810,000	775,286
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	230,000	210,799	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	410,000	414,432	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	680,884
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	478,907
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	844,652	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	163,142	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	330,000	313,972	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,080,000	999,368	(b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	400,000	398,599	(b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	362,512	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	389,660
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,738,132
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	79,838

Total Banks				73,414,459

Capital Markets - 2.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	259,482
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	1,130,000	1,057,573	(b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	588,885
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	650,000	660,254

See Notes to Schedule of Investments.

10	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	$490,000	$507,984	(b)
Credit Suisse AG, Senior Notes	4.750%	8/9/24	340,000	338,479
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,524,956
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	514,757
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.370%	4/1/24	71,000	60,009	(b)(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,480,000
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	278,261
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	558,344
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	980,000	940,212
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	154,559
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	143,050	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	550,000	519,456	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,236,998	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	700,000	687,826
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	320,000	306,880
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,135,919	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	800,000	693,231	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,390,000	1,314,814	(b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	966,937	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	283,732	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	660,654	(a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	570,842	(a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	312,954	(a)(b)

Total Capital Markets				18,757,048

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.375%	5/3/24	790,000	786,661

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	11

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - (continued)
American Express Co., Senior Notes	2.500%	7/30/24	$420,000	$414,641
American Express Co., Senior Notes	4.050%	5/3/29	100,000	96,814

Total Consumer Finance				1,298,116

Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	867,489
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	818,435
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	33,081
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	576,285	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	402,120
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	50,000	42,579
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	170,000	163,162
Vanguard Group Inc.	3.050%	8/22/50	660,000	412,113
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	368,683
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	286,282

Total Financial Services				3,970,229

Insurance - 0.3%
Aon North America Inc., Senior Notes	5.150%	3/1/29	870,000	870,881	(d)
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	96,462
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	170,682	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	418,436	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	321,921	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	151,835	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	36,200	(a)

Total Insurance				2,066,417

TOTAL FINANCIALS				99,506,269

HEALTH CARE - 3.0%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	561,326
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	499,940
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	170,724
AbbVie Inc., Senior Notes	4.800%	3/15/27	490,000	488,690
AbbVie Inc., Senior Notes	4.800%	3/15/29	810,000	806,442
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,775,628
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	68,682

See Notes to Schedule of Investments.

12	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
Amgen Inc., Senior Notes	3.625%	5/22/24	$120,000	$119,449
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	89,839

Total Biotechnology				4,580,720

Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	848,000	842,547
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,682
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	200,000	179,145
Solventum Corp., Senior Notes	5.400%	3/1/29	480,000	479,379	(a)
Solventum Corp., Senior Notes	5.450%	3/13/31	470,000	466,158	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	610,000	606,384	(a)

Total Health Care Equipment & Supplies				2,596,295

Health Care Providers & Services - 1.3%
Cigna Group, Senior Notes	4.375%	10/15/28	1,830,000	1,777,136
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	850,528
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	767,970
CVS Health Corp., Senior Notes	4.300%	3/25/28	631,000	612,643
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	193,874
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	80,450
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	266,392
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	241,049
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	229,497
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	258,105
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	34,976
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	79,188
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	937,215
Humana Inc., Senior Notes	5.750%	12/1/28	210,000	214,572
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	720,501
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	95,183
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	158,907
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	758,548
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	635,118
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	58,708
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	50,544
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,596

Total Health Care Providers & Services				9,038,700

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	540,000	539,247
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	467,796
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	240,000	241,051

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	13

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	$680,000	$685,794
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	850,000	845,456
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,140,000	1,125,763
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	237,181
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	398,269
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	358,364

Total Pharmaceuticals				4,898,921

TOTAL HEALTH CARE				21,114,636

INDUSTRIALS - 2.1%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,684,724
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	66,713
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	83,571
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	298,761
Boeing Co., Senior Notes	5.150%	5/1/30	1,220,000	1,200,606
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	604,514
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	366,669
Boeing Co., Senior Notes	5.930%	5/1/60	10,000	9,586
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	327,691
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,020,000	947,326
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,320,825
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	206,064
RTX Corp., Senior Notes	3.950%	8/16/25	280,000	274,739
RTX Corp., Senior Notes	4.125%	11/16/28	90,000	86,421
RTX Corp., Senior Notes	2.250%	7/1/30	340,000	287,946
RTX Corp., Senior Notes	6.000%	3/15/31	350,000	364,687

Total Aerospace & Defense				8,130,843

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	122,663
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	51,248

Total Building Products				173,911

Commercial Services & Supplies - 0.4%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,008,824
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	733,804
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,100,000	1,077,685

Total Commercial Services & Supplies				2,820,313

See Notes to Schedule of Investments.

14	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	$600,000	$588,916
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	274,495

Total Ground Transportation				863,411

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	2.375%	8/26/29	100,000	86,900
3M Co., Senior Notes	3.050%	4/15/30	90,000	79,799
Honeywell International Inc., Senior Notes	4.950%	9/1/31	1,690,000	1,687,259	(d)

Total Industrial Conglomerates				1,853,958

Machinery - 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,186
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	115,678

Total Machinery				133,864

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	301,231
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	348,532
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	767,852	(a)

Total Trading Companies & Distributors				1,417,615

TOTAL INDUSTRIALS				15,393,915

INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,950,000	1,548,650	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	137,194
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	164,605
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	208,817
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	252,129
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	89,189
Micron Technology Inc., Senior Notes	5.875%	2/9/33	200,000	204,419
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	290,267
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	242,909
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,066,994
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,059,349

Total Semiconductors & Semiconductor Equipment				5,264,522

Software - 0.3%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	332,052
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	357,527
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	8,813
Oracle Corp., Senior Notes	1.650%	3/25/26	360,000	334,468
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	253,552

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	15

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Oracle Corp., Senior Notes	2.875%	3/25/31	$260,000	$224,319
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	241,137

Total Software				1,751,868

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	76,994
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	802,431

Total Technology Hardware, Storage & Peripherals				879,425

TOTAL INFORMATION TECHNOLOGY				7,895,815

MATERIALS - 1.4%
Chemicals - 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	680,000	654,592	(a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,200,000	1,068,412	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	536,768	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	740,000	675,491	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	710,000	575,765	(a)

Total Chemicals				3,511,028

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	977,803	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	675,468	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	150,000	146,061
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,080,000	1,079,564	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	733,841
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	699,832
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	608,000	649,425

Total Metals & Mining				4,961,994

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,490,000	1,490,024

TOTAL MATERIALS				9,963,046

REAL ESTATE - 0.1%
Retail REITs - 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	446,858	(a)

UTILITIES - 0.7%
Electric Utilities - 0.7%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	115,054	(a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	175,933
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,500,000	1,426,220
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	764,657

See Notes to Schedule of Investments.

16	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	$770,000	$690,000
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	870,000	872,277
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	440,000	421,126	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	378,264	(a)

TOTAL UTILITIES				4,843,531

TOTAL CORPORATE BONDS & NOTES (Cost - $261,867,955)				248,066,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.2%
U.S. Government Obligations - 30.2%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	126,188
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,338
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,556,861
U.S. Treasury Bonds	3.875%	5/15/43	6,660,000	6,092,209
U.S. Treasury Bonds	3.625%	8/15/43	550,000	485,031
U.S. Treasury Bonds	4.375%	8/15/43	5,850,000	5,729,344
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,287,062
U.S. Treasury Bonds	4.750%	11/15/43	1,170,000	1,204,369
U.S. Treasury Bonds	3.625%	2/15/44	20,000	17,589
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,457
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,131,366
U.S. Treasury Bonds	2.875%	8/15/45	1,740,000	1,344,184
U.S. Treasury Bonds	3.000%	2/15/49	2,230,000	1,728,598
U.S. Treasury Bonds	2.875%	5/15/49	600,000	453,867
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,756
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,674,800
U.S. Treasury Bonds	1.875%	2/15/51	28,150,000	16,859,211
U.S. Treasury Bonds	2.375%	5/15/51	10,670,000	7,203,500
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,977,786
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,539,110
U.S. Treasury Bonds	2.250%	2/15/52	7,525,000	4,924,466
U.S. Treasury Bonds	2.875%	5/15/52	320,000	241,038
U.S. Treasury Bonds	3.000%	8/15/52	6,500,000	5,026,582
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,175,145
U.S. Treasury Bonds	3.625%	2/15/53	3,760,000	3,288,237
U.S. Treasury Bonds	3.625%	5/15/53	2,990,000	2,616,776
U.S. Treasury Bonds	4.125%	8/15/53	2,440,000	2,336,681

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	17

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	4.750%	11/15/53	$7,470,000	$7,949,714
U.S. Treasury Bonds	4.125%	2/15/54	1,860,000	1,825,561
U.S. Treasury Notes	4.750%	7/31/25	80,000	79,909
U.S. Treasury Notes	5.000%	8/31/25	320,000	320,863
U.S. Treasury Notes	4.250%	12/31/25	540,000	535,845
U.S. Treasury Notes	2.125%	5/31/26	410,000	388,891
U.S. Treasury Notes	1.875%	7/31/26	2,960,000	2,783,152
U.S. Treasury Notes	4.625%	9/15/26	30,000	30,088
U.S. Treasury Notes	1.625%	9/30/26	220,000	204,995
U.S. Treasury Notes	1.625%	10/31/26	570,000	529,655
U.S. Treasury Notes	4.625%	11/15/26	130,000	130,505
U.S. Treasury Notes	2.750%	4/30/27	7,540,000	7,176,107
U.S. Treasury Notes	3.125%	8/31/27	1,220,000	1,170,914
U.S. Treasury Notes	4.125%	10/31/27	190,000	188,471
U.S. Treasury Notes	4.000%	2/29/28	400,000	395,133
U.S. Treasury Notes	1.250%	3/31/28	2,460,000	2,180,175
U.S. Treasury Notes	3.625%	3/31/28	1,210,000	1,178,568
U.S. Treasury Notes	3.625%	5/31/28	2,220,000	2,161,421
U.S. Treasury Notes	3.750%	12/31/28	530,000	518,034
U.S. Treasury Notes	2.625%	7/31/29	64,770,000	59,664,303
U.S. Treasury Notes	3.125%	8/31/29	520,000	490,852
U.S. Treasury Notes	4.000%	10/31/29	6,220,000	6,132,410
U.S. Treasury Notes	3.625%	3/31/30	4,070,000	3,928,186
U.S. Treasury Notes	3.500%	4/30/30	2,180,000	2,088,798
U.S. Treasury Notes	3.875%	7/31/30	1,880,000	1,850,698
U.S. Treasury Notes	4.625%	9/30/30	8,210,000	8,370,833
U.S. Treasury Notes	4.375%	11/30/30	4,710,000	4,735,850
U.S. Treasury Notes	4.000%	1/31/31	10,720,000	10,547,475
U.S. Treasury Notes	4.250%	2/28/31	4,710,000	4,704,848
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,276,917
U.S. Treasury Notes	4.125%	11/15/32	919,000	909,469
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,718,564

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $248,135,948)				215,220,755

MORTGAGE-BACKED SECURITIES - 15.2%
FHLMC - 3.6%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40-11/1/51	5,883,307	4,897,353
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	1,319,562	1,052,658

See Notes to Schedule of Investments.

18	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	$294,552	$246,017	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/42-4/1/52	9,432,346	7,910,698
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/42-4/1/52	1,325,269	1,159,573
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	1,378,282	1,287,592
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/50-11/1/52	2,477,066	2,367,315
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/52-8/1/52	2,141,517	1,930,872
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52-6/1/53	1,561,194	1,519,637
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-8/1/53	1,903,092	1,889,426
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	633,775	650,978
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53-9/1/53	382,970	389,695

Total FHLMC				25,301,814

FNMA - 7.3%
Federal National Mortgage Association (FNMA)	4.820%	7/1/33	100,000	99,899
Federal National Mortgage Association (FNMA)	2.000%	10/1/40-3/1/52	9,742,538	8,009,025
Federal National Mortgage Association (FNMA)	2.500%	11/1/40-9/1/61	7,627,489	6,366,397
Federal National Mortgage Association (FNMA)	6.000%	7/1/41-7/1/53	1,222,126	1,238,509
Federal National Mortgage Association (FNMA)	1.500%	3/1/42	891,222	715,093	(d)
Federal National Mortgage Association (FNMA)	2.500%	3/1/42-5/1/42	1,037,438	895,860	(d)
Federal National Mortgage Association (FNMA)	3.000%	4/1/42	171,760	152,102	(d)
Federal National Mortgage Association (FNMA)	3.000%	5/1/42-6/1/52	9,744,696	8,474,739
Federal National Mortgage Association (FNMA)	2.000%	8/1/42	1,000,000	836,682	(d)
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-6/1/57	2,826,770	2,634,117
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-3/1/57	3,494,624	3,131,598

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	19

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	5/1/50-8/1/58	$657,108	$624,725
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	393,462	295,007
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-6/1/53	1,272,547	1,239,174
Federal National Mortgage Association (FNMA)	5.500%	8/1/52-9/1/53	2,467,859	2,450,115
Federal National Mortgage Association (FNMA)	6.500%	1/1/53-2/1/53	346,336	356,102
Federal National Mortgage Association (FNMA)	5.000%	3/1/54	4,700,000	4,558,268	(e)
Federal National Mortgage Association (FNMA)	4.500%	4/1/54	4,400,000	4,166,784	(e)
Federal National Mortgage Association (FNMA)	6.000%	4/1/54	5,400,000	5,422,100	(e)
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.423%)	4.723%	5/1/43	357,567	357,904	(b)

Total FNMA				52,024,200

GNMA - 4.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	223,797	199,846
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,647	29,662
Government National Mortgage Association (GNMA)	3.500%	5/15/50	159,422	147,020
Government National Mortgage Association (GNMA) II	4.000%	8/20/46-4/20/50	1,369,512	1,290,868
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-5/20/53	2,358,476	2,318,796
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	1,990,192	1,925,790
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-11/20/50	861,015	785,698
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-4/20/53	1,595,971	1,393,598
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-1/20/51	618,876	504,397
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	2,808,268	2,375,255
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-8/20/53	2,384,950	2,373,647

See Notes to Schedule of Investments.

20	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	4.000%	3/20/54	$200,000	$186,151	(e)
Government National Mortgage Association (GNMA) II	4.500%	3/20/54	4,000,000	3,820,174	(e)
Government National Mortgage Association (GNMA) II	5.000%	3/20/54	12,700,000	12,406,122	(e)
Government National Mortgage Association (GNMA) II	5.500%	3/20/54	800,000	794,781	(e)

Total GNMA				30,551,805

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $111,103,270)				107,877,819

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 8.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.502%	9/15/34	730,000	714,946	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	5.040%	4/25/35	34,358	34,146	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.562%	6/17/39	1,810,000	1,814,243	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.574%	1/20/37	920,897	911,289	(a)(b)
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	753,144	(b)
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,173,050
BPR Trust, 2021-TY B (1 mo. Term SOFR + 1.264%)	6.582%	9/15/38	2,140,000	2,114,994	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	121,239	112,690	(a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	331,856	325,263	(a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.331%	2/15/39	756,777	751,985	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	300,511	259,691	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	627,022
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	494,830	(a)(b)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	500,464	464,886	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	1,268,738	1,122,991	(a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	370,436	342,412	(a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	814,504	755,965	(a)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.345%	5/15/36	189,529	189,540	(a)(b)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	543,401	497,698	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	291,409	241,879	(a)(b)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	21

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	$215,142	$185,458	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	487,738	387,813	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	334,109	288,576	(a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.843%	10/25/66	1,053,484	1,048,785	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,397,839	1,222,342	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	958,980	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	794,084	711,819	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	939,302	756,680	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	414,008	352,173	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	2,441,977	59,283	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.943%	5/25/29	1,920,070	75,544	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.386%	1/25/30	3,000,000	204,969	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.318%	1/25/30	3,299,507	207,699	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.718%	12/25/30	6,666,761	257,186	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.515%	3/25/31	8,818,564	248,433	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.353%	1/25/33	6,698,481	191,273	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	562,531
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	538,594	17,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.811%	9/15/42	211,101	16,718	(b)

See Notes to Schedule of Investments.

22	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	$184,795	$150,091
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	717,411	107,400
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	539,736	87,076
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	157,452	24,814
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	81,123	10,774
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	308,600	262,918
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	231,671	208,448
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	89,585
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.822%	10/25/41	1,230,000	1,228,112	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.722%	2/25/42	2,000,000	2,044,467	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.522%	5/25/42	699,176	711,948	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.661%	8/15/44	75,886	7,827	(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.972%	12/25/41	2,140,000	2,150,591	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	238,022	221,968
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	8/25/32	200,000	186,100	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	382,126	340,039

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	23

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	$1,511	$51
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.714%	6/25/43	16,610	1,886	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	372,020	18,619
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.514%	12/25/43	19,775	1,775	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	43,756	38,186
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	269,181	226,267
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.764%	11/25/47	26,858	2,415	(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	290,540	264,184
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	536,448
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	150,067	23,185
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	775,359	663,477
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,300,046	429,295
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	728,521	111,198
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,536,293	224,517
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	216,037	187,501
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	171,772	161,390
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	14,739	2,687
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.813%	8/20/58	136,843	136,176	(b)

See Notes to Schedule of Investments.

24	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association
(GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.913%	11/20/60	$466,092	$464,778	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.963%	2/20/61	45,366	45,189	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.963%	3/20/61	50,208	50,049	(b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.227%	4/16/53	932,370	2,049	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.813%	12/20/62	164,594	163,644	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.390%	4/16/47	3,255,070	27,848	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.125%	6/16/54	183,301	589	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.209%	8/16/54	1,015,069	6,093	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.189%	5/16/55	851,315	4,992	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.371%	8/16/54	816,081	8,226	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	208,021	194,106
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	178,149	161,209
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	579,373	437,209
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.713%	4/20/70	99,804	100,787	(b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	144,773	143,899
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	217,693	211,814
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	695,662	570,262
Government National Mortgage Association (GNMA), 2021-223 P, PAC	2.000%	6/20/51	83,274	72,040

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	25

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	$200,000	$156,508
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,499,793	1,154,305
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,999,724	124,905	(b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	8,252,680	338,531	(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.165%	9/15/31	2,697,113	1,928,628	(a)(b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 B (1 mo. Term SOFR + 3.047%)	8.365%	9/15/31	2,100,721	714,378	(a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.935%	5/25/37	487,248	453,022	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.379%	3/25/50	481,372	434,179	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.229%	7/15/48	654,000	597,355	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	836,511	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	586,094	510,928	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.725%	3/15/39	620,000	616,853	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	359,356	348,663	(a)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	586,784	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	5.289%	2/25/34	80,380	72,439	(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	574,269	551,881	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,204,445
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	750,000	708,519
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	920,000	832,516	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	700,000	639,223	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,077,044	(a)

See Notes to Schedule of Investments.

26	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	$270,048	$251,143	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	322,097	305,362	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	504,350	475,501	(a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	282,924	238,213	(a)(b)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,659,251	1,498,580	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	301,647	237,839	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	475,268	369,875	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	392,038	324,661	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.916%	10/15/36	1,402,292	1,382,270	(a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	988,084	790,677	(a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	422,876	354,764	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	260,658	257,362	(a)(b)
SACO I Trust, 2007-VA1 A	4.675%	6/25/21	2,689	2,226	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,736,466	1,579,041	(a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.639%	6/25/57	1,010,000	840,042	(a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	911,757	(b)
VASA Trust, 2021-VASA A (1 mo. Term SOFR + 1.014%)	6.332%	7/15/39	880,000	803,069	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	251,089	247,789
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	5.238%	8/25/34	707,881	661,262	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	6.175%	11/25/34	233,505	217,988	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.155%	7/25/45	1,310,626	1,227,379	(b)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A5	3.453%	7/15/50	760,000	712,951
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.543%	10/15/57	4,404,068	2,727	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $70,543,809)				63,563,178

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	27

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 8.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.727%	10/23/34	$770,000	$772,470	(a)(b)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.318%	4/20/36	360,000	363,660	(a)(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. Term SOFR + 2.212%)	7.529%	1/20/32	1,320,000	1,325,109	(a)(b)
AccessLex Institute, 2005-A A3 (3 mo. Term SOFR + 0.662%)	5.986%	7/25/34	218,679	215,402	(b)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.629%	4/20/34	1,000,000	1,000,000	(a)(b)
Apidos CLO, 2013-12A AR (3 mo. Term SOFR + 1.342%)	6.656%	4/15/31	694,776	695,992	(a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	870,073	(a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.698%	4/20/35	1,340,000	1,341,005	(a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.097%	10/15/36	1,050,000	1,059,909	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,607,231	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	2,650,000	2,423,217	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A C	6.230%	4/20/29	400,000	402,257	(a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.749%	1/20/35	630,000	631,244	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.056%	1/15/35	740,000	741,853	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.284%	12/16/36	1,840,000	1,783,106	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3	6.232%	3/25/44	181,019	178,179	(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.759%	1/20/32	750,000	748,950	(a)(b)(g)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.964%	4/20/37	380,000	380,000	(a)(b)(d)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	398,861	351,644	(a)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.756%	7/15/34	1,360,000	1,361,020	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.279%	4/20/29	1,250,000	1,255,291	(a)(b)

See Notes to Schedule of Investments.

28	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.698%	7/17/34	$1,020,000	$1,022,488	(a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,100,000	956,843	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.582%	11/15/36	310,368	284,929	(b)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.572%	1/15/37	304,726	278,112	(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.681%	5/20/34	1,020,000	1,021,428	(a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. Term SOFR + 1.412%)	6.726%	1/15/35	930,000	930,697	(a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.831%	4/20/37	970,000	974,049	(a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.514%	7/15/36	1,590,000	1,610,488	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. Term SOFR + 1.239%)	6.568%	3/25/33	224,701	220,687	(b)
Goldentree Loan Management US CLO Ltd., 2020-7A AR (3 mo. Term SOFR + 1.332%)	6.649%	4/20/34	540,000	539,782	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.914%	5/5/30	239,519	240,126	(a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.076%	10/25/34	1,730,000	1,731,176	(a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.275%	4/25/36	370,000	372,961	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	849,738	635,545	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.532%	12/20/29	696,429	698,645	(a)(b)
GreatAmerica Leasing Receivables, 2024-1 B	5.180%	12/16/30	324,000	322,657	(a)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.839%	1/20/30	164,950	165,614	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	9,840	9,810	(a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.929%	1/20/33	250,000	250,748	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.029%	11/30/32	560,000	560,560	(a)(b)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	992,046	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	857,484	721,486	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	29

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
KeyCorp Student Loan Trust, 2006-A 2B (3 mo. Term SOFR + 0.742%)	6.093%	12/27/41	$19,429	$19,413	(b)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.709%	1/21/35	330,000	330,825	(a)(b)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.896%	1/15/32	490,000	491,562	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.766%	2/17/39	1,520,000	1,511,087	(a)(b)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.706%	7/25/34	710,000	711,650	(a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.176%	7/15/29	750,000	752,409	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,076,108	1,000,890	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.179%	10/20/30	550,000	552,005	(a)(b)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.786%	6/25/65	1,142,774	1,153,704	(a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	6.486%	6/25/69	183,447	183,319	(a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	6.236%	12/26/33	392,460	390,662	(a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	7.076%	11/16/36	2,000,000	2,014,614	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.568%	2/14/31	720,000	720,504	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.718%	11/14/34	750,000	750,000	(a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.202%	1/20/37	1,000,000	1,008,322	(a)(b)
RCKT Mortgage Trust, 2024-CES1 A1A	6.025%	2/25/44	350,000	351,212	(a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	6.659%	4/20/34	510,000	510,929	(a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.706%	10/15/34	1,840,000	1,843,680	(a)(b)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	1.833%	10/20/33	1,770,000	1,780,480	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.182%	10/15/41	310,202	333,703	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,412,848	1,264,492	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	357,018	307,715	(a)

See Notes to Schedule of Investments.

30	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.364%	10/15/35	$250,000	$251,777	(a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.984%	1/14/34	1,250,000	1,258,860	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.726%	10/15/31	999,076	1,000,175	(a)(b)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.800%	10/24/34	1,110,000	1,113,012	(a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.796%	10/15/34	1,550,000	1,556,852	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $59,530,262)				58,212,342

SOVEREIGN BONDS - 1.6%
Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	463,286

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	910,000	720,522
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	722,706
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,104,966

Total Colombia				2,548,194

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	630,693	(a)

Indonesia - 0.1%
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	540,000	526,650	(h)

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,192,981	(a)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,325,000	1,098,280
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,740,000	1,437,636
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,344,083

Total Mexico				3,879,999

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	31

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	$310,000	$307,615

Supranational - 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,176,775

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	350,000	421,066

TOTAL SOVEREIGN BONDS (Cost - $13,278,188)				11,147,259

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost - $6,311,560)	1.125%	1/15/33	6,353,743	5,948,407

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Call @ $94.625	3/15/24	65	162,500	10,156
3-Month SOFR Futures, Put @ $94.500	3/15/24	301	752,500	1,881
3-Month SOFR Futures, Put @ $94.750	4/12/24	141	352,500	10,575
3-Month SOFR Futures, Put @ $96.000	12/13/24	168	420,000	303,450
U.S. Treasury 2-Year Notes Futures, Call @ $103.500	5/24/24	23	46,000	5,391
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	3/22/24	60	60,000	9,844
U.S. Treasury 5-Year Notes Futures, Put @ $106.500	3/1/24	92	92,000	1,438
U.S. Treasury 10-Year Notes Futures, Call @ $111.000	4/26/24	24	24,000	21,375
U.S. Treasury 10-Year Notes Futures, Put @ $109.750	3/22/24	38	38,000	17,813

TOTAL PURCHASED OPTIONS (Cost - $403,613)				381,923

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $771,174,605)				710,417,683

See Notes to Schedule of Investments.

32	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $26,994,200)	5.272%	26,994,200	$26,994,200	(g)(i)

TOTAL INVESTMENTS - 103.6% (Cost - $798,168,805)			737,411,883
Liabilities in Excess of Other Assets - (3.6)%			(25,459,386)

TOTAL NET ASSETS - 100.0%			$711,952,497

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At February 29, 2024, the Fund held TBA securities with a total cost of $31,292,527.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 29, 2024, the total market value of investments in Affiliated Companies was $27,743,150 and the cost was $27,744,200 (Note 2).

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	33

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CTFS	— Certificates
GTD	— Guaranteed
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SECURITIES SOLD SHORT - (1.2)%
MORTGAGE-BACKED SECURITIES - (1.2)%
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	$(6,100,000)	$(5,018,596	)(a)
Federal National Mortgage Association (FNMA)	3.500%	4/1/54	(3,700,000)	(3,294,269	)(a)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(8,279,832))				$(8,312,865)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.

At February 29, 2024, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	3/15/24	$95.250	65	$162,500	$(406)
3-Month SOFR Futures, Call	3/15/24	96.125	130	325,000	(813)
3-Month SOFR Futures, Call	12/13/24	97.125	168	420,000	(36,750)
3-Month SOFR Futures, Put	12/13/24	95.500	168	420,000	(163,800)
U.S. Treasury 2-Year Notes Futures, Call	5/24/24	104.500	23	46,000	(1,797)
U.S. Treasury 5-Year Notes Futures, Put	3/22/24	105.250	92	92,000	(6,469)
U.S. Treasury 10-Year Notes Futures, Call	4/26/24	112.500	48	48,000	(19,500)
U.S. Treasury 10-Year Notes Futures, Put	3/22/24	108.750	50	50,000	(10,156)
U.S. Treasury 10-Year Notes Futures, Put	3/22/24	109.000	23	23,000	(5,750)
U.S. Treasury 10-Year Notes Futures, Put	4/26/24	108.000	51	51,000	(18,328)
U.S. Treasury Long-Term Bonds Futures, Call	3/22/24	122.000	53	53,000	(20,703)
U.S. Treasury Long-Term Bonds Futures, Call	5/24/24	130.000	7	7,000	(1,750)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $392,803)					$(286,222)

See Notes to Schedule of Investments.

34	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	188	3/25	$44,973,426	$44,885,000	$(88,426)
3-Month SOFR	553	3/26	132,898,452	133,114,012	215,560
U.S. Treasury 2-Year Notes	378	6/24	77,431,488	77,395,500	(35,988)
U.S. Treasury 10-Year Notes	2,417	6/24	266,317,394	266,927,438	610,044
U.S. Treasury Ultra 10-Year Notes	93	6/24	10,580,724	10,617,985	37,261

					738,451

Contracts to Sell:
3-Month SOFR	14	3/24	3,309,064	3,312,662	(3,598)
3-Month SOFR	56	6/24	13,240,284	13,255,900	(15,616)
U.S. Treasury 5-Year Notes	998	6/24	106,502,461	106,692,438	(189,977)
U.S. Treasury Long-Term Bonds	743	6/24	88,245,369	88,602,750	(357,381)
U.S. Treasury Ultra Long-Term Bonds	326	6/24	41,400,452	41,687,250	(286,798)

					(853,370)

Net unrealized depreciation on open futures contracts					$(114,919)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	35

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

At February 29, 2024, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(93,494)	$(17,796)	$(75,698)
	23,326,000	10/31/30	3.540% annually	Daily SOFR Compound annually	525,732	71,752	453,980
	16,879,000	2/28/31	3.870% annually	Daily SOFR Compound annually	(17,184)	(32,840)	15,656
	8,371,000	2/15/48	2.600% annually	Daily SOFR Compound annually	1,520,926	861,546	659,380
	11,504,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,282,910	436,693	846,217
	11,035,000	5/15/48	3.150% annually	Daily SOFR Compound annually	1,058,106	(2,161,211)	3,219,317

Total	$79,954,000				$4,276,996	$(841,856)	$5,118,852

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.41 Index	$96,345,800	12/20/28	1.000% quarterly	$1,988,034	$1,163,481	$824,553

See Notes to Schedule of Investments.

36	Western Asset Intermediate Bond Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	37

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

38	Western Asset Intermediate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Bond Fund 2024 Quarterly Report	39

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$248,066,000	—	$248,066,000
U.S. Government & Agency Obligations	—	215,220,755	—	215,220,755
Mortgage-Backed Securities	—	107,877,819	—	107,877,819
Collateralized Mortgage Obligations	—	63,563,178	—	63,563,178
Asset-Backed Securities	—	58,212,342	—	58,212,342
Sovereign Bonds	—	11,147,259	—	11,147,259
U.S. Treasury Inflation Protected Securities	—	5,948,407	—	5,948,407
Purchased Options	$381,923	—	—	381,923

Total Long-Term Investments	381,923	710,035,760	—	710,417,683

Short-Term Investments†	26,994,200	—	—	26,994,200

Total Investments	$27,376,123	$710,035,760	—	$737,411,883

Other Financial Instruments:
Futures Contracts††	$862,865	—	—	$862,865
Centrally Cleared Interest Rate Swaps††	—	$5,194,550	—	5,194,550
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	824,553	—	824,553

Total Other Financial Instruments	$862,865	$6,019,103	—	$6,881,968

Total	$28,238,988	$716,054,863	—	$744,293,851

40	Western Asset Intermediate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†	—	$8,312,865	—	$8,312,865
Other Financial Instruments:
Written Options	$286,222	—	—	286,222
Futures Contracts††	977,784	—	—	977,784
Centrally Cleared Interest Rate Swaps††	—	75,698	—	75,698

Total Other Financial Instruments	$1,264,006	$75,698	—	$1,339,704

Total	$1,264,006	$8,388,563	—	$9,652,569

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 29, 2024. The following transactions were effected in such companies for the period ended February 29, 2024.

	Affiliate Value at May 31, 2023	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 29, 2024
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$740,117	—	—	—	—	—	$38,457	$8,833	$748,950
Western Asset Premier Institutional Government Reserves, Premium Shares	390,142	$203,897,968	203,897,968	$177,293,910	177,293,910	—	625,086	—	26,994,200

	$1,130,259	$203,897,968		$177,293,910		—	$663,543	$8,833	$27,743,150

Western Asset Intermediate Bond Fund 2024 Quarterly Report	41